Leases - Schedule of expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Lease liabilities [abstract]
Interest expenses on lease liabilities	¥ 8	¥ 10	¥ 5
Expenses pertaining to short-term leases	0	0	1
Expenses pertaining to leases of low-value assets that are not short-term leases expenses	¥ 54	¥ 28	¥ 25